Note 9 - Share Capital (Details Textual) - CAD ($)		3 Months Ended		6 Months Ended
	Aug. 05, 2022	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Number of shares issued for offering (in shares)	1,700,000
Shares purchased and cancelled during period (in shares)		419,500		1,241,796
Reduction of issued capital		$ 4,200,000		$ 12,600,000
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets		192,000	$ 424,000	535,000	$ 620,000
Retained earnings [member]
Statement Line Items [Line Items]
Reduction to retained earnings		$ 600,000		$ 1,800,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)		26,003,986		26,003,986			27,245,782
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Reduction of issued capital		$ 3,632,000	$ (0)	$ 10,749,000	$ (0)
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)						1,461,460	1,461,460